Class Actions and Stockholder Derivative Actions (Details)			1 Months Ended		2 Months Ended	3 Months Ended
	Jan. 06, 2020 lawsuit	Mar. 19, 2019 lawsuit	May 23, 2019 lawsuit	May 13, 2019 lawsuit	Apr. 25, 2019 officer lawsuit	Feb. 07, 2020 lawsuit	Mar. 15, 2019 officer	Feb. 26, 2019 officer	Feb. 24, 2019 officer
Securities Class Actions
Loss Contingencies [Line Items]
Number of class action lawsuits					3
Hedick Action
Loss Contingencies [Line Items]
Number of officers included in lawsuit | officer									3
Iron Workers Action
Loss Contingencies [Line Items]
Number of officers included in lawsuit | officer							6
Timber Hill Action
Loss Contingencies [Line Items]
Number of officers and directors included in lawsuit | officer					7
Walling Action
Loss Contingencies [Line Items]
Number of officers included in lawsuit | officer								6
Osborne v. Employee Benefits Administration Board of Kraft Heinz
Loss Contingencies [Line Items]
Number of class action lawsuits		1
Stockholder Derivative Actions, One
Loss Contingencies [Line Items]
Number of class action lawsuits			3
Stockholder Derivative Actions, Two
Loss Contingencies [Line Items]
Number of class action lawsuits				2
Subsequent event | Consolidated Securities Class Action
Loss Contingencies [Line Items]
Number of class action lawsuits	1
Subsequent event | Stockholder Derivative Actions, One
Loss Contingencies [Line Items]
Number of class action lawsuits						6